Restricted Net Assets - Statements of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Net income	¥ 235,869	$ 36,530	¥ 207,657	¥ 106,151
Parent Company
Condensed Income Statements, Captions [Line Items]
Share of income from subsidiaries and VIEs	235,869	36,530	207,657	106,151
Net income	¥ 235,869	$ 36,530	¥ 207,657	¥ 106,151